Submission	Sep. 19, 2025
Submission [Line Items]
Central Index Key	0001499961
Registrant Name	BOLLINGER INNOVATIONS, INC.
Registration File Number	333-286420
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A